Investment Strategy	Apr. 17, 2026
Milliman Healthcare Inflation Guard ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing in a combination of assets that Milliman Financial Risk Management LLC, the Fund’s investment adviser (“Milliman”), believes will produce returns (before Fund fees and expenses) that are generally equivalent to the U.S. healthcare cost inflation rate, as explained below. Accordingly, the Fund may be an appropriate investment for investors looking to “guard” (or hedge) against the U.S. healthcare cost inflation rate. The U.S. healthcare cost inflation rate against which the Fund measures its performance is published on the Fund’s website at www.millimanfunds.com.

How Milliman Calculates the U.S. Healthcare Cost Inflation Rate

Milliman is a subsidiary of Milliman, Inc. (“MI”), which is one of the world’s largest providers of actuarial and related products and services. MI has consulting practices in healthcare, property and casualty insurance, life insurance and financial services, and employee benefits. Milliman utilizes MI’s proprietary actuarial analysis (the “MI Actuarial Analysis”) to project the U.S. healthcare cost inflation rate. The MI Actuarial Analysis is informed by the Milliman Health Trend GuidelinesTM (the “Guidelines”) and takes into account medical and pharmacy claim costs, but does not include health plan administrative expenses, risk sharing payments with healthcare providers, or insurance company profit loads. The Guidelines are comprised of a series of indices providing data (“Data”) on the cost, utilization, and unit costs of healthcare services, which MI updates with 12-month trailing Data each month. The Data is proprietary and not publicly available. As of January 31, 2026, the information used to calculate the Data is provided by leading health insurance plans and data firms, and covers approximately 35 million insured individuals in the U.S. The Data encompasses employer-sponsored plans as well as direct to consumer plans. The plans represented in the Data include limited networks such as HMOs as well as broad-based network PPOs. The plan designs would also include standard copay/coinsurance plans as well as high-deductible plans.

How Milliman Implements the Fund’s Principal Investment Strategy

The Fund will invest, under normal circumstances, at least 80% of the value of its net assets (plus borrowings for investment purposes) in a combination of investments that provide exposure to healthcare companies and/or instruments that Milliman believes are expected to hedge against the U.S. healthcare cost inflation rate. For purposes of this policy: (i) investments that provide exposure to healthcare companies include U.S.-listed common stocks and American Depositary Receipts (“ADRs”) issued by companies in the healthcare sector and companies involved in the U.S. healthcare supply chain (e.g., those involved in the manufacture, production and/or distribution of healthcare products or services), as well as corporate bonds issued by such companies; and (ii) instruments that Milliman believes are expected to hedge against the U.S. healthcare cost inflation rate include commodities, Treasury inflation-protected securities (“TIPS”) and Treasury bonds.

Milliman utilizes a proprietary quantitative model (the “Quantitative Model”) that is based on its extensive research and analysis on the interrelationships and interactions of the performance of equity securities, debt securities and commodities relative to the U.S. healthcare cost inflation rate. The Quantitative Model aims to dynamically adjust (at least monthly) the Fund’s portfolio between those three asset classes as the U.S. healthcare cost inflation rate changes over time. Accordingly, Milliman generally anticipates increasing the Fund’s equity and/or commodity exposure during periods of higher U.S. healthcare cost inflation and increasing the Fund’s debt exposure during periods of lower U.S. healthcare cost inflation. Milliman may utilize derivative instruments, such as swaps, options, and futures, and/or ETFs to achieve the Fund’s equity or debt exposure, and will utilize ETFs and/or options on ETFs that provide exposure to gold or other commodities to achieve the Fund’s commodities exposure.

The Fund may invest in companies of all capitalization sizes. In addition, Milliman currently anticipates that, under normal market conditions, a majority of the Fund’s debt investments will be rated investment grade – that is, rated BBB- or higher by S&P Global Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or an equivalent rating by another nationally recognized statistical rating organization (“NRSRO”). In addition, the Fund has no set policy regarding portfolio maturity or duration of the debt investments in which it may invest.

Concentration Policy. The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in the healthcare sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Strategy Portfolio Concentration [Text]	The Fund will invest, under normal circumstances, at least 80% of the value of its net assets (plus borrowings for investment purposes) in a combination of investments that provide exposure to healthcare companies and/or instruments that Milliman believes are expected to hedge against the U.S. healthcare cost inflation rate.
Milliman Healthcare Inflation Plus ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing in a combination of assets that Milliman Financial Risk Management LLC, the Fund’s investment adviser (“Milliman”), believes will produce returns (before Fund fees and expenses) that over time exceed the U.S. healthcare cost inflation rate, as explained below. Accordingly, the Fund may be an appropriate investment for investors looking to over time exceed the U.S. healthcare cost inflation rate. The U.S. healthcare cost inflation rate against which the Fund measures its performance is published on the Fund’s website at www.millimanfunds.com.

How Milliman Calculates the U.S. Healthcare Cost Inflation Rate

Milliman is a subsidiary of Milliman, Inc. (“MI”), which is one of the world’s largest providers of actuarial and related products and services. MI has consulting practices in healthcare, property and casualty insurance, life insurance and financial services, and employee benefits. Milliman utilizes MI’s proprietary actuarial analysis (the “MI Actuarial Analysis”) to project the U.S. healthcare cost inflation rate. The MI Actuarial Analysis is informed by the Milliman Health Trend GuidelinesTM (the “Guidelines”) and takes into account medical and pharmacy claim costs, but does not include health plan administrative expenses, risk sharing payments with healthcare providers, or insurance company profit loads. The Guidelines are comprised of a series of indices providing data (“Data”) on the cost, utilization, and unit costs of healthcare services, which MI updates with 12-month trailing Data each month. The Data is proprietary and not publicly available. As of January 31, 2026, the information used to calculate the Data is provided by leading health insurance plans and data firms, and covers approximately 35 million insured individuals in the U.S. The Data encompasses employer-sponsored plans as well as direct to consumer plans. The plans represented in the Data include limited networks such as HMOs as well as broad-based network PPOs. The plan designs would also include standard copay/coinsurance plans as well as high-deductible plans.

How Milliman Implements the Fund’s Principal Investment Strategy

The Fund will invest, under normal circumstances, at least 80% of the value of its net assets (plus borrowings for investment purposes) in a combination of investments that provide exposure to healthcare companies and/or instruments that Milliman believes are expected to hedge against the U.S. healthcare cost inflation rate. For purposes of this policy: (i) investments that provide exposure to healthcare companies include U.S.-listed common stocks and American Depositary Receipts (“ADRs”) issued by companies in the healthcare sector and companies involved in the U.S. healthcare supply chain (e.g., those involved in the manufacture, production and/or distribution of healthcare products or services), as well as corporate bonds issued by such companies; and (ii) instruments that Milliman believes are expected to hedge against the U.S. healthcare cost inflation rate include commodities, Treasury inflation-protected securities (“TIPS”) and Treasury bonds.

Milliman utilizes a proprietary quantitative model (the “Quantitative Model”) that is based on its extensive research and analysis on the interrelationships and interactions of the performance of equity securities, debt securities and commodities relative to the U.S. healthcare cost inflation rate. The Quantitative Model aims to dynamically adjust (at least monthly) the Fund’s portfolio between those three asset classes as the U.S. healthcare cost inflation rate changes over time. Accordingly, Milliman generally anticipates increasing the Fund’s equity and/or commodity exposure during periods of higher U.S. healthcare cost inflation and increasing the Fund’s debt exposure during periods of lower U.S. healthcare cost inflation. In seeking to exceed the U.S. healthcare cost inflation rate over time, Milliman will generally maintain higher levels of equity exposure than if the Fund’s investment objective sought to produce returns that are generally equivalent to the U.S. healthcare cost inflation rate. Milliman may utilize derivative instruments, such as swaps, options, and futures, and/or ETFs to achieve the Fund’s equity or debt exposure, and will utilize ETFs and/or options on ETFs that provide exposure to gold or other commodities to achieve the Fund’s commodities exposure.

The Fund may invest in companies of all capitalization sizes. In addition, Milliman currently anticipates that, under normal market conditions, a majority of the Fund’s debt investments will be rated investment grade – that is, rated BBB- or higher by S&P Global Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or an equivalent rating by another nationally recognized statistical rating organization (“NRSRO”). In addition, the Fund has no set policy regarding portfolio maturity or duration of the debt investments in which it may invest.

Concentration Policy. The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in the healthcare sector.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Strategy Portfolio Concentration [Text]	The Fund will invest, under normal circumstances, at least 80% of the value of its net assets (plus borrowings for investment purposes) in a combination of investments that provide exposure to healthcare companies and/or instruments that Milliman believes are expected to hedge against the U.S. healthcare cost inflation rate.